24 Share capital (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Schedule of detailed information about share capital

Authorised, allotted and fully paid – classified as equity	2019 Number	2019 £	2018 Number	2018 £	2017 Number	2017 £
At 31 December
Ordinary shares of £0.00005 each	23,494,981	23,495	3,059,207	3,059	3,054,207	3,054
Deferred shares of £1 each	1,000,001	1,000,001	1,000,001	1,000,001	1,000,001	1,000,001
Total		1,023,496		1,003,060		1,003,055

Schedule of detailed information about type of Share Issue

The Company has the authority to purchase the deferred shares and may require the holder of the deferred shares to sell them for a price not exceeding 1p for all the deferred shares.

		Ordinary Shares Number	Deferred Shares Number	Share Price £	Total consideration £’000
At 1 January 2017		2,434,973	1,000,001		63,713
2017
19 May 2017	Share issue to SIPP trustee (see note 27)	1,000	–	0.001	–
16 October 2017	Placing and Open Offer (see note 16)	615,734	–	10.0	6,157
7 November 2017	Share issue to SIPP trustee (see note 27)	2,500	–	0.001	–
At 31 December 2017	3,054,207	1,000,001	69,870
2018
1 August 2018	Share issue to SIPP trustee (see note 27)	5,000	–	0.001	–
At 31 December 2018	3,059,207	1,000,001	69,870
2019
26 February 2019	Subscription, Placing and Open Offer	17,410,774	–	0.77	13,406
8 October 2019	Share issue to SIPP trustee (see note 27)	25,000	–	0.001	–
29 October 2019	Registered Direct Offering	3,000,000	–	0.7874	2,362
At 31 December 2019		23,494,981	1,000,001		85,638